Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry forwards	€ 384,471	€ 305,530		€ 226,708
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Post-employment benefit expense, defined benefit plans impact on deferred tax assets		304		262
Deferred tax liabilities	€ 3,182
Deferred tax assets	1,988
Deferred tax liabilities	1,193	1,773	[1]	2,165	[1]
Temporary Difference From Postemployments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences		1,085		936
Deferred tax liabilities	352
Deferred tax assets	352
OCEANEs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences		€ 1,773		2,165
Deferred tax liabilities				€ 14,312
OCEANEs | Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liabilities	3,182
Deferred tax assets	1,989
Deferred tax liabilities	€ 1,193

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.